FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurements of the Group's assets that were measured at fair value on a recurring basis

As of December 31, 2023 and June 30, 2024, information about inputs for the fair value measurements of the Group’s assets that were measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of June 30, 2024
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,637,999	1,663,346	3,644,598	7,945,943
Bonds	163,838,458	—	—	163,838,458
Stock	3,276,772	—	—	3,276,772
Others	640,406	—	—	640,406
Cash and cash equivalents
Funds	3,917,362	—	—	3,917,362
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	174,310,997	1,663,346	7,711,088	183,685,431

	As of December 31, 2023
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total balance
	US$	US$	US$	US$
Financial instruments held, at fair value
Funds	2,634,959	353,525	3,435,440	6,423,924
Bonds	418,077,123	—	—	418,077,123
Stock	3,014,507	—	—	3,014,507
Others	644,000	—	—	644,000
Cash and cash equivalents
Funds	6,428,256	—	—	6,428,256
Long‑term available-for-sale securities	—	—	4,066,490	4,066,490
Total	430,798,845	353,525	7,501,930	438,654,300

Schedule of movements of Level 3 fair value measurements

The movements of Level 3 fair value measurements for the six months ended June 30, 2023 and 2024 are as follows:

US$
As of January 1, 2023	7,378,683
Additions during the period	—
Net unrealized loss	(277,269)
As of June 30, 2023	7,101,414

US$
As of January 1, 2024	7,501,930
Additions during the period	—
Net unrealized gain	209,158
As of June 30, 2024	7,711,088